LEASE	12 Months Ended
Dec. 31, 2025
LEASE
LEASE

NOTE 13 — LEASE

The Company’s leasing activities primarily consist of operating leases for offices. The Company adopted ASC 842 effective January 1, 2018. ASC 842 requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has applied practical expedient to not recognize short-term leases with lease terms of one year or less on the balance sheet.

As of December 31, 2025, and December 31, 2024, the Company recorded right-of-use assets of approximately $0.2 million and $0.5 million and lease liabilities of approximately $0.1 million and $0.4 million, respectively, for operating leases as a lessee. Supplemental cash flow information related to operating leases was as follows:

	For the years ended
	December 31,
	2025	2024	2023
Cash payments for operating leases	$275,120	$533,803	$326,125
Right-of-use assets obtained in exchange for operating lease liabilities	—	—	19,701

Future lease payments under operating leases as of December 31, 2025 were as follows:

Operating
leases
2026	$119,887
2027	30,729
Total future lease payments	$150,616
Less: imputed interest	(7,948)
Total lease liabilities	$142,668
Less: Long term portions	(27,637)
Lease liabilities – current portions	$115,031

The weighted-average remaining lease term was 1.67 years and 1.87 years as of December 31, 2025 and December 31, 2024, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2025 and December 31, 2024 was 6.00% and 5.78%, respectively.

A summary of lease cost recognized in the Company’s consolidated statements of operations and comprehensive income/(loss) is as follows:

	For the years ended December 31,
	2025	2024	2023
Operating leases cost excluding short-term rental expense	$331,706	$358,434	$420,552
Short-term lease cost	119,568	18,690	12,213
Total	$451,274	$377,124	$432,765

No lease contract was early terminated for the years ended December 31, 2025, 2024 and 2023.